Common Control Mergers (Details)	May 09, 2018 USD ($)
Omnisoft [Member]
Accounts receivable	$ 250
Accounts payable	(602)
Accrued expenses - related party	(265,319)
Net liabilities assumed	(265,671)
Crowdpay [Member]
Accounts receivable	27,540
Other receivable - related party	1,705
Accounts payable and accrued expenses	(48,472)
Accrued expenses - related party	(149,645)
Net liabilities assumed	$ (168,872)